Contigencies (Details)		1 Months Ended
	Nov. 11, 2019 USD ($)	Sep. 25, 2020 USD ($)	Sep. 25, 2020 CNY (¥)	Jan. 29, 2021	Jul. 31, 2020 USD ($)	Apr. 30, 2020	Apr. 22, 2020
Contigencies (Details) [Line Items]
Consulting service fee	$ 300,000
Deposit		$ 250,000
Arbitration fee and counterclaim fee		$ 11,724	¥ 81,844
Accrued legal liabilities					$ 261,724
Business Combination [Member] | LGC [Member]
Contigencies (Details) [Line Items]
Equity interest acquired				51.20%		51.20%	51.20%